Trade payables and customer advances - Summary of Breakdown for Trade Payables and Customer Advances (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade Payables and Customer Advances [Abstract]
Trade payables	€ 248,605	€ 261,099
Customer advances	61,166	53,038
Total trade payables including customer advances	€ 309,771	€ 314,137